UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     38
Form 13F Information Table Value Total:     $25,159




List of Other Included Managers:



No.   13F File Number        Name

                                             C>

                                                    MKT VALU TOTAL #    PUT/CALL  INVSTMT   OTHER
NAME OF ISSUER                     CLASS  CUSIP NO  (x$1000) OF SHARESH           DSCRETN  MANAGERS


ABBOTT LABORATORIES               COM     002824100  737      12,032 SH          DEFINED           0
AON CORP                          COM     037389103  656      13,380 SH          DEFINED           0
AT&T INC                          COM     00206R102  640      20,487 SH          DEFINED           0
BERKSHIRE HATHAWAY INC CLASS B    COM     084670702  675       8,320 SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM     110122108  549      16,265 SH          DEFINED           0
CHESAPEAKE ENERGY CORP            COM     165167107  582      25,105 SH          DEFINED           0
CHEVRON CORP NEW                  COM     166764100  666       6,210 SH          DEFINED           0
CHUBB CORP                        COM     171232101  699      10,115 SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM     25243Q205  845       8,754 SH          DEFINED           0
DTE ENERGY CO                     COM     233331107  658      11,956 SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM     291011104  681      13,050 SH          DEFINED           0
ENERGY TRANSFER PARTNERS LP       COM     29273R109  591      12,605 SH          DEFINED           0
FLUOR CORP (NEW)                  COM     343412102  662      11,030 SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM     369604103  605      30,158 SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM     438516106  834      13,660 SH          DEFINED           0
INTEL CORPORATION                 COM     458140100  914      32,522 SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINES   COM     459200101  662       3,171 SH          DEFINED           0
JOHNSON & JOHNSON                 COM     478160104  838      12,698 SH          DEFINED           0
JPMORGAN CHASE & CO               COM     46625H100  726      15,788 SH          DEFINED           0
KIMBERLY CLARK                    COM     494368103  677       9,158 SH          DEFINED           0
KRAFT FOODS INC-A                 COM     50075N104  702      18,475 SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM     571748102  211       6,440 SH          DEFINED           0
MERCK & CO. INC.                  COM     58933Y105  493      12,827 SH          DEFINED           0
MICROSOFT CORP                    COM     594918104  602      18,667 SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM     641069406  719      11,446 SH          DEFINED           0
PFIZER INC                        COM     717081103  662      29,254 SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM     742718109  669       9,961 SH          DEFINED           0
PUBLIC SVC ENTERPRISE GRP INC     COM     744573106  453      14,810 SH          DEFINED           0
QUALCOMM INC                      COM     747525103  795      11,675 SH          DEFINED           0
SPDR TRUST UNIT SER 1             COM     78462F103  422       3,000 SH          DEFINED           0
SYSCO CORP                        COM     871829107  497      16,656 SH          DEFINED           0
TEVA PHARMACEUTICAL-SPONS ADR     COM     881624209  715      15,875 SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM     91324P102  842      14,290 SH          DEFINED           0
VERIZON COMMUNICATIONS            COM     92343V104  660      17,259 SH          DEFINED           0
VODAFONE GROUP PLC SPONS ADR      COM     92857W209  768      27,750 SH          DEFINED           0
WELLPOINT INC                     COM     94973V107  662       8,965 SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM     949746101  492      14,401 SH          DEFINED           0
YUM! BRANDS INC                   COM     988498101  896      12,590 SH          DEFINED           0

